Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Prepaid expenses and other current assets
Costs to obtain contracts with customers	$ 1,457	$ 2,517
Prepaid advertising expenses	172	973
Deposit in third-party payment channel	278	652
Loan to the distributor		530
Cost to collect tuition fee from third-party payment channel	302	462
Prepaid rental and other deposits	138	385
Prepaid taxes	280	125
Prepaid Directors & Officers insurance	120	91
Prepaid professional service fees	164	89
Others	598	570
Total	3,509	$ 6,394
Amount received to transfer the creditor's rights with employees	445
Amount received from employees	$ 445